Revenues - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Number of vessel employed under time charter agreement | Vessel	2
Remaining tenor under time charter agreement	4 years 2 months 12 days
Voyage expenses incurred between contract date and date of vessel's arrival to the load port	$ 0	0
Unearned revenue related to undelivered performance obligations	0	0
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	730,311	0	0
Receivables net current	$ 321	$ 642	$ 0